Filed Pursuant to Rule 497(e)
1933 Act File No. 033-12213
1940 Act File No. 811-05037

MUZINICH CREDIT OPPORTUNITIES FUND
Institutional Shares (Ticker: MZCIX)
Supra Institutional Shares (Ticker: MZCSX)
MUZINICH U.S. HIGH YIELD CREDIT FUND
(formerly MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND)
Class A Shares (Ticker: MZHRX)*
Institutional Shares (Ticker: MZHIX)
Supra Institutional Shares (Ticker: MZHSX)
MUZINICH LOW DURATION FUND
Class A Shares (Ticker: MZLRX)*
Institutional Shares (Ticker: MZLIX)
Supra Institutional Shares (Ticker: MZLSX)
MUZINICH HIGH INCOME FLOATING RATE FUND
Class A Shares (Ticker: MZFRX)*
Institutional Shares (Ticker: MZFIX)
Supra Institutional Shares (Ticker: MZFSX)*
(together, the “Funds”)
* Shares are not available for purchase.

Supplement dated September 23, 2021 to the Statement of Additional Information (“SAI”) dated April 30, 2021
Effective August 31, 2021, Ms. Elaine E. Richards resigned from her role as President & Principal Executive Officer of the Trust. All references in the SAI to Ms. Richards should be disregarded. At a meeting held on August 17-18, 2021, the Board of Trustees of the Trust elected Jason F. Hadler as the new President & Principal Executive Officer of the Trust, effective September 1, 2021.

Accordingly, the Officers of the Trust table in the section entitled “Trustees and Executive Officers” beginning on page 29 of the Funds’ SAI is hereby deleted and replaced with the following:

Name, Address and Age	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Officers of the Trust
Jason F. Hadler (born 1975) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	President & Principal Executive Officer	Indefinite Term; Since September 2021.	Senior Vice President and Head of Fund Services Fund Administration Department, U.S. Bank Global Fund Services since December 2003.	Not Applicable.	Not Applicable.

Name, Address and Age	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Carl G. Gee, Esq. (born 1990) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Secretary & Vice President	Indefinite Term; Since February 2021.
Assistant Vice President, U.S. Bank Global Fund Services since August 2016; Summer Associate, Husch Blackwell LLP (2015); Law Clerk, Brady Corporation (global printing systems, labels and safety products company) (2014-2015).
				Not Applicable.	Not Applicable.
Aaron J. Perkovich (born 1973) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Vice President Treasurer	Indefinite Term; Since March 2017. Indefinite Term; Since August 2016.	Vice President, U.S. Bank Global Fund Services since June 2006.	Not Applicable.	Not Applicable.
Melissa Breitzman (born 1983) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since August 2016.	Assistant Vice President, U.S. Bank Global Fund Services since June 2005.	Not Applicable.	Not Applicable.
Craig Benton (born 1985) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since August 2016.	Assistant Vice President, U.S. Bank Global Fund Services since November 2007.	Not Applicable.	Not Applicable.
Cory Akers (born 1978) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since August 2017.	Assistant Vice President, U.S. Bank Global Fund Services since October 2006.	Not Applicable.	Not Applicable.
Donna Barrette (born 1966) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer, Anti-Money Laundering Officer & Vice President	Indefinite Term; Since July 2011.	Senior Vice President and Compliance Officer, U.S. Bank Global Fund Services since August 2004.	Not Applicable.	Not Applicable.

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Please retain this supplement for your reference.